Shareholder Report	6 Months Ended
May 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	First Trust Exchange-Traded Fund VIII
Entity Central Index Key	0001667919
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2026
C000243906 [Member]
Shareholder Report [Line Items]
Fund Name	First Trust Active Global Quality Income ETF
Class Name	First Trust Active Global Quality Income ETF
Trading Symbol	AGQI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the First Trust Active Global Quality Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/AGQI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/AGQI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
First Trust Active Global Quality Income ETF	$45	0.85%(1)
(1)	Annualized.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.85%	[1]
Net Assets	$ 55,960,555
Holdings Count | Holding	33
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$55,960,555
Total number of portfolio holdings	33
Portfolio turnover rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Microsoft Corp.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Alphabet, Inc., Class C	4.3%
Chevron Corp.	4.2%
Samsung Electronics Co., Ltd.	4.2%
Carlsberg A/S, Class B	4.0%
BAE Systems PLC	3.8%
Rio Tinto PLC	3.7%
Tokyo Electron Ltd.	3.5%
Coca-Cola (The) Co.	3.5%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp.	5.2%
Taiwan Semiconductor Manufacturing Co., Ltd.	4.8%
Alphabet, Inc., Class C	4.3%
Chevron Corp.	4.2%
Samsung Electronics Co., Ltd.	4.2%
Carlsberg A/S, Class B	4.0%
BAE Systems PLC	3.8%
Rio Tinto PLC	3.7%
Tokyo Electron Ltd.	3.5%
Coca-Cola (The) Co.	3.5%

C000247844 [Member]
Shareholder Report [Line Items]
Fund Name	FT Energy Income Partners Enhanced Income ETF
Class Name	FT Energy Income Partners Enhanced Income ETF
Trading Symbol	EIPI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Energy Income Partners Enhanced Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/EIPI. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/EIPI
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Energy Income Partners Enhanced Income ETF	$58(1)	1.10%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 58	[2]
Expense Ratio, Percent	1.10%	[2],[3]
Net Assets	$ 1,052,418,750
Holdings Count | Holding	126
Investment Company Portfolio Turnover	74.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$1,052,418,750
Total number of portfolio holdings	126
Portfolio turnover rate	74%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Enterprise Products Partners, L.P.	7.9%
Energy Transfer, L.P.	6.5%
MPLX, L.P.	4.4%
Kinder Morgan, Inc.	3.9%
Williams (The) Cos., Inc.	3.1%
ONEOK, Inc.	2.8%
National Fuel Gas Co.	2.5%
Duke Energy Corp.	2.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.4%
Shell PLC, ADR	2.4%
Sector Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Enterprise Products Partners, L.P.	7.9%
Energy Transfer, L.P.	6.5%
MPLX, L.P.	4.4%
Kinder Morgan, Inc.	3.9%
Williams (The) Cos., Inc.	3.1%
ONEOK, Inc.	2.8%
National Fuel Gas Co.	2.5%
Duke Energy Corp.	2.4%
Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio - Institutional Class	2.4%
Shell PLC, ADR	2.4%

C000257285 [Member]
Shareholder Report [Line Items]
Fund Name	FT Confluence BDC & Specialty Finance Income ETF
Class Name	FT Confluence BDC & Specialty Finance Income ETF
Trading Symbol	FBDC
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the FT Confluence BDC & Specialty Finance Income ETF (the “Fund”) for the period of December 1, 2025 to May 31, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at www.ftportfolios.com/fund-documents/etf/FBDC. You can also request this information by contacting us at 1-800-621-1675 or info@ftportfolios.com.
Additional Information Phone Number	1-800-621-1675
Additional Information Email	info@ftportfolios.com
Additional Information Website	www.ftportfolios.com/fund-documents/etf/FBDC
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS?
(Based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
FT Confluence BDC & Specialty Finance Income ETF	$46(1)	0.95%(1) (2)
(1)	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
(2)	Annualized.

Expenses Paid, Amount	$ 46	[4]
Expense Ratio, Percent	0.95%	[4],[5]
Net Assets	$ 34,302,782
Holdings Count | Holding	21
Investment Company Portfolio Turnover	5.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (As of May 31, 2026)
Fund net assets	$34,302,782
Total number of portfolio holdings	21
Portfolio turnover rate	5%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (As of May 31, 2026)
The tables below show the investment makeup of the Fund, representing the percentage of total investments of the Fund.
Top Ten Holdings
Main Street Capital Corp.	11.5%
Ares Capital Corp.	10.6%
Hercules Capital, Inc.	10.3%
Golub Capital BDC, Inc.	9.6%
Blackstone Secured Lending Fund	8.1%
Sixth Street Specialty Lending, Inc.	7.9%
Blue Owl Capital Corp.	6.6%
Barings BDC, Inc.	5.1%
New Mountain Finance Corp.	4.6%
Capital Southwest Corp.	4.5%
Industry Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Main Street Capital Corp.	11.5%
Ares Capital Corp.	10.6%
Hercules Capital, Inc.	10.3%
Golub Capital BDC, Inc.	9.6%
Blackstone Secured Lending Fund	8.1%
Sixth Street Specialty Lending, Inc.	7.9%
Blue Owl Capital Corp.	6.6%
Barings BDC, Inc.	5.1%
New Mountain Finance Corp.	4.6%
Capital Southwest Corp.	4.5%

[1]	Annualized.
[2]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[3]	Annualized.
[4]	Excludes any Acquired Fund Fees and Expenses of the underlying investment companies in which the Fund invests.
[5]	Annualized.